SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 037 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	54-1887631
Plan number	037
Current Value	$ 334,933,947
Participant loans	2,998,824	$ 2,789,070
Assets held at end of year	$ 337,932,771
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Annual interest rates on participant loans	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Annual interest rates on participant loans	9.50%
Investment, Identifier [Axis]: Common Collective Trust | Morley Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,741,964
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,661,809
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,424,393
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,561,474
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,501,516
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,511,695
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,319,097
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,963,948
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,584,510
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,168,377
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,276,085
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	293,901
Investment, Identifier [Axis]: Common Collective Trust | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,356,848
Investment, Identifier [Axis]: Common Stock | ESAB Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	306,530
Investment, Identifier [Axis]: Common Stock | Enovis Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	763,614
Investment, Identifier [Axis]: Mutual Fund | AB Small Cap Growth Portfolio Class Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,760,557
Investment, Identifier [Axis]: Mutual Fund | American Beacon Small Cap Value Fund R6 Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,279,209
Investment, Identifier [Axis]: Mutual Fund | Columbia Dividend Income Fund Institutional 3 Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,963,984
Investment, Identifier [Axis]: Mutual Fund | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,494,428
Investment, Identifier [Axis]: Mutual Fund | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,742,843
Investment, Identifier [Axis]: Mutual Fund | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,824,593
Investment, Identifier [Axis]: Mutual Fund | Goldman Sachs GQG Partners International Opportunities Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,675,014
Investment, Identifier [Axis]: Mutual Fund | JPMorgan Large Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,335,379
Investment, Identifier [Axis]: Mutual Fund | Janus Henderson Enterprise Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,937,241
Investment, Identifier [Axis]: Mutual Fund | Loomis Sayles Core Plus Bond Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,318,927
Investment, Identifier [Axis]: Mutual Fund | PGIM High Yield Fund- Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,236,640
Investment, Identifier [Axis]: Mutual Fund | Vanguard Emerging Markets Stock Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,920,540
Investment, Identifier [Axis]: Mutual Fund | Vanguard Intermediate-Term Bond Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,008,831